UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Sep. 30, 2022 CNY (¥) shares	Jun. 30, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Current liabilities | ¥	¥ 2,879,892	¥ 2,839,444	¥ 2,784,202
Non current liabilities | ¥	¥ 163,800	¥ 166,309	¥ 183,365
Common stock shares authorized | shares	1,500,000,000	1,500,000,000	1,500,000,000
Treasury stock common shares | shares	17,454,538	18,545,342	21,097,870
Class A ordinary shares
Common stock shares issued | shares	749,323,103	749,323,103	748,953,103
Common stock shares outstanding | shares	731,868,565	730,777,761	727,855,233
Class B ordinary shares
Common stock shares issued | shares	140,830,401	140,830,401	140,830,401
Common stock shares outstanding | shares	140,830,401	140,830,401	140,830,401
VIE and VIE's subsidiaries
Current liabilities | ¥	¥ 2,765,437	¥ 2,848,672	¥ 2,789,346
Non current liabilities | ¥	154,775	155,954	178,844
VIE and VIE's subsidiaries | Nonrecourse
Current liabilities | ¥	2,752,861	2,811,310	2,762,123
Non current liabilities | ¥	¥ 154,775	¥ 155,954	¥ 178,844